Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,757	$ 1,758
Financial liabilities at fair value through profit or loss:
Contingent consideration	17,199	23,284
Warrant liabilities	5,426	2,185	$ 0
Total Financial Liabilities	22,625	25,469
Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,757	1,758
Financial liabilities at fair value through profit or loss:
Contingent consideration	17,199	23,284
Warrant liabilities	5,426	2,185
Total Financial Liabilities	22,625	25,469
Equity securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,757	1,758
Equity securities | Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,757	$ 1,758